Intangible Assets (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Intangible Assets [Abstract]
2020 (remainder of year)	$ 609,643	$ 812,857
2021	812,857	812,857
2022	812,857	812,857
2023	479,524	479,524
2024	312,857	312,857
Thereafter	104,287	104,287
Total	$ 3,132,025	$ 3,335,239